Stock Options - Stock compensation (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Options
Total stock compensation	$ 696	$ 189	$ 243	$ 248	$ 305
Unearned stock compensation	$ 2,400		$ 318,000
Weighted average recognition period	2 years 7 months 12 days		3 years
General and administrative
Stock Options
Total stock compensation	$ 592	89	$ 116	108	147
Sales and marketing
Stock Options
Total stock compensation	88	73	84	90	99
Research and development
Stock Options
Total stock compensation	$ 16	$ 27	$ 43	$ 50	$ 59